Long-term assets (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of intangible assets useful lives	Estimated useful lives are:

Years
Estimated useful lives
Trademarks	1 to 15
Customer lists	4 to 20

Movements in intangible assets and goodwill
Movements in intangible assets in 2019

	Goodwill	Licenses	Customer Lists	IRUs	Trademark	Other (i)	Total
	(US$ millions)
Opening balance, net	1,069	318	371	89	282	218	2,346
Change in scope	650	139	141	10	—	20	959
Additions	—	101	—	—	—	101	202
Amortization charge	—	(55)	(37)	(14)	(99)	(67)	(272)
Impairment	—	(8)	—	—	—	—	(8)
Disposals, net	—	—	—	—	—	—	—
Transfers	—	(5)	—	23	—	15	33
Transfer to/from held for sale (see note E.3)	—	(18)	—	—	—	(3)	(21)
Exchange rate movements	(7)	(8)	(1)	—	—	(4)	(21)
Closing balance, net	1,711	465	473	107	183	279	3,219
Cost or valuation	1,711	922	691	214	325	806	4,670
Accumulated amortization and impairment	—	(458)	(218)	(107)	(142)	(527)	(1,451)
Net	1,711	465	473	107	183	279	3,219
Movements in intangible assets in 2018

	Goodwill	Licenses	Customer Lists	IRUs	Trademark	Other (i)	Total
	(US$ millions)
Opening balance, net	599	324	33	105	10	194	1,265
Change in scope	504	—	350	—	280	23	1,157
Additions	—	66	—	2	—	91	158
Amortization charge	—	(48)	(11)	(14)	(8)	(65)	(145)
Impairment	(6)	—	—	—	—	—	(6)
Disposals, net	—	—	—	—	—	—	—
Transfers	—	—	—	1	—	(16)	(15)
Transfer to/from held for sale (iii)	—	(12)	—	—	—	—	(12)
Exchange rate movements	(28)	(12)	(1)	(5)	—	(9)	(55)
Closing balance, net	1,069	318	371	89	282	218	2,346
Cost or valuation	1,069	646	561	176	325	646	3,423
Accumulated amortization and impairment	—	(328)	(190)	(87)	(43)	(428)	(1,077)
Net	1,069	318	371	89	282	218	2,346

(i)	Other includes mainly software costs

Cash used for purchases of long-term assets
Cash used for intangible asset additions

	2019	2018	2017
	(US$ millions)
Additions	202	158	130
Change in accruals and payables for intangibles	(32)	(10)	3
Cash used for additions	171	148	133
Cash used for property, plant and equipment additions

	2019	2018	2017
	(US$ millions)
Additions	719	698	824
Change in advances to suppliers	1	2	(8)
Change in accruals and payables for property, plant and equipment	17	(25)	26
Finance leases(i)	(1)	(43)	(192)
Cash used for additions	736	632	650

(i)
As a result of the application of IFRS 16 finance leases were reclassified to lease liabilities on January 1, 2019. See above in the "New and amended IFRS accounting standards" and notes C.4. and E.4. for further information.

Allocation of goodwill to cash generating units
Allocation of Goodwill to cash generating units (CGUs), net of exchange rate movements and after impairment

	2019	2018
	(US$ millions)
Panama (see note A.1.2.)(i)	930	504
El Salvador	194	194
Costa Rica	123	116
Paraguay	50	54
Colombia	181	183
Tanzania (see note E.1.6.)	12	12
Nicaragua (see note A.1.2)	217	4
Other	3	3
Total	1,711	1,069
The most significant estimates used for the 2019 and 2018 impairment test are shown below:

CGU	Average EBITDA margin (%) (i)		Average CAPEX intensity (%) (i)		Perpetual growth rate (%)		WACC rate after tax (%)
	2019	2018	2019	2018	2019	2018	2019	2018
Bolivia	42.0	43.1	18.4	17.0	1.5	3.0	10.7	10.2
Chad (see note A.1.3)	n/a	26.7	n/a	15.9	n/a	2.6	n/a	14.8
Colombia	34.1	32.1	17.7	19.3	1.9	2.9	8.6	8.9
Costa Rica	36.3	41.2	23.3	19.9	1.9	3.1	10.1	10.2
El Salvador	33.4	42.2	15.2	15.7	0.8	1.6	10.7	11.7
Nicaragua (see note A.1.2)	33.7	41.0	16.2	49.6	2.0	3.6	10.9	10.1
Panamá (see note A.1.2)	42.6	n/a	14.8	n/a	1.5	n/a	8.3	n/a
Paraguay	46.9	50.4	16.0	17.3	1.6	3.0	9.0	9.8
Tanzania	31.2	37.1	12.2	18.5	1.5	4.6	14.4	14.4
(i) Average is computed over the period covered by the plan (5 years)
Management performed a sensitivity analysis on key assumptions within the test. The following maximum increases or decreases, expressed in percentage points, were considered for all CGUs:

Reasonable changes in key assumptions (%)
Financial variables
WACC rates	+/-1
Perpetual growth rates	+/-1
Operating variables
EBITDA margin	+/-2
CAPEX intensity	+/-1
In respect of Nicaragua CGU, taken individually, the below changes in key assumptions would trigger a potential impairment, which would mainly be due to the under-performance of our legacy fixed business in the country as well as the current political and economic turmoil:

Sensitivity analysis		Potential impairment
	In %	US$ millions
Financial variables
WACC rate	+1	32
Perpetual growth rate	-1	18
Operating variables
EBITDA margin	-2	1
Combining changes in variables
WACC rate and Perpetual growth rate	+1 and -1	63

Schedule of property, plant and equipment and movements in tangible assets

Estimated useful lives	Duration
Buildings	40 years or lease period, if shorter
Networks (including civil works)	5 to 15 years or lease period, if shorter
Other	2 to 7 years
Movements in tangible assets in 2019

	Network Equipment (ii)	Land and Buildings	Construction in Progress	Other(i)	Total
	(US$ millions)
Opening balance, net	2,455	175	284	156	3,071
Change in scope	190	44	14	7	255
Change in accounting policy	(307)	—	—	(1)	(307)
Additions	87	4	612	16	719
Impairments/reversal of impairment, net	—	—	—	1	1
Disposals, net	(8)	(1)	(6)	(3)	(19)
Depreciation charge	(588)	(13)	—	(110)	(711)
Asset retirement obligations	14	5	—	—	19
Transfers	444	4	(537)	64	(24)
Transfer from/(to) assets held for sale (see note E.4)	(61)	(14)	(7)	(5)	(88)
Exchange rate movements	(25)	(2)	(5)	(1)	(34)
Closing balance, net	2,201	202	355	125	2,883
Cost or valuation	6,644	360	355	476	7,834
Accumulated amortization and impairment	(4,443)	(158)	—	(351)	(4,952)
Net at December 31, 2019	2,201	202	355	125	2,883
Movements in tangible assets in 2018

	Network equipment(ii)	Land and buildings	Construction in progress	Other(i)	Total
	(US$ millions)
Opening balance, net	2,399	147	206	128	2,880
Change in Scope (iii)	253	41	32	60	386
Additions	62	1	626	7	696
Impairments/reversal of impairment, net	1	—	—	—	1
Disposals, net	(24)	(2)	(2)	—	(29)
Depreciation charge	(631)	(11)	—	(43)	(685)
Asset retirement obligations	14	1	—	—	15
Transfers	551	9	(568)	14	6
Transfers from/(to) assets held for sale (see note E.4.)(iv)	(45)	(3)	(2)	(2)	(52)
Exchange rate movements	(124)	(8)	(8)	(7)	(147)
Closing balance, net	2,455	175	284	156	3,071
Cost or valuation	6,663	270	284	573	7,790
Accumulated amortization and impairment	(4,207)	(95)	—	(417)	(4,719)
Net at December 31, 2018	2,455	175	284	156	3,071

(i)	Other mainly includes office equipment and motor vehicles.

(ii)
As a result of the application of IFRS 16 finance leases were reclassified to lease liabilities on January 1, 2019. See above in the "New and amended IFRS accounting standards" and notes C.4. and E.4. for further information. The net carrying amount of network equipment under finance leases at December 31, 2018 were $307 million.

(iii) Restated after finalization of the Cable Onda purchase accounting. See note A.1.2.

Disclosure of movement in right of use assets

Right-of-use assets	Land and buildings	Sites rental	Tower rental	Other network equipment	Capacity	Other	Total
	(US$ millions)
Opening balance, net	154	67	623	9	—	4	856
Change in scope	—	43	121	1	12	—	177
Additions	25	4	67	1	2	1	102
Modifications	6	(2)	7	—	—	—	11
Impairments	(1)	—	—	—	—	—	(1)
Disposals	(4)	(4)	(1)	—	—	—	(10)
Depreciation	(35)	(16)	(86)	(2)	—	(2)	(141)
Transfers	—	—	1	—	—	—	1
Transfers to/from assets held for sale	(1)	(5)	(3)	—	—	—	(9)
Exchange rate movements	—	(2)	(7)	—	—	—	(10)
Closing balance, net	145	87	720	8	14	3	977
Cost of valuation	177	103	900	11	16	8	1,216
Accumulated depreciation and impairment	(32)	(16)	(180)	(3)	(2)	(5)	(238)
Net at December 31, 2019	145	87	720	8	14	3	977

Schedule of assets and liabilities reclassified as held for sale
The following table summarizes the nature of the assets and liabilities reported under assets held for sale and liabilities directly associated with assets held for sale as at December 31, 2019 and 2018:

	As at December 31,
	2019	2018
	(US$ millions)
Assets and liabilities reclassified as held for sale ($ millions)
Towers Paraguay (see note E.4.1.)	—	2
Towers Colombia (see note E.4.1.)	2	—
Towers El Salvador (see note E.4.1.)	1	1
Towers Zantel	1	—
Other	—	—
Total assets of held for sale	5	3
Towers Paraguay	—	—
Total liabilities directly associated with assets held for sale	—	—
Net assets held for sale / book value	5	3

Schedule of assets and liabilities disposed of
The table below shows the assets and liabilities deconsolidated at the date of the disposal:

April 27, 2018
Assets and liabilities held for sale	(US$ millions)
Intangible assets, net	40
Property, plant and equipment, net	126
Other non-current assets	2
Current assets	56
Cash and cash equivalents	3
Total assets of disposal group held for sale	227
Non-current financial liabilities	8
Current liabilities	73
Total liabilities of disposal group held for sale	81
Net assets / book value	146
The table below shows the assets and liabilities deconsolidated at the date of the disposal:

January 31, 2018
Assets and liabilities reclassified as held for sale	(US$ millions)
Intangible assets, net	12
Property, plant and equipment, net	53
Other non-current assets	4
Current assets	14
Cash and cash equivalents	2
Total assets of disposal group held for sale	85
Non-current financial liabilities	11
Current liabilities	28
Total liabilities of disposal group held for sale	40
Net assets / book value	46
The assets and liabilities deconsolidated on the date of the disposal were as follows:

Assets and liabilities held for sale ($ millions)	June 26, 2019
Intangible assets, net	18
Property, plant and equipment, net	89
Right of use assets	9
Other non-current assets	8
Current assets	34
Cash and cash equivalents	9
Total assets of disposal group held for sale	168
Non-current financial liabilities	8
Current liabilities	131
Total liabilities of disposal group held for sale	140
Net assets held for sale at book value	28

Schedule of discontinued operations
Results from discontinued operations

	Year ended December 31,
	2019	2018	2017
	(US$ millions)
Revenue	50	189	440
Cost of sales	(14)	(51)	(130)
Operating expenses	(29)	(83)	(188)
Other expenses linked to the disposal of discontinued operations	(10)	(10)	(7)
Depreciation and amortization	(11)	(27)	(67)
Other operating income (expenses), net	—	(9)	(4)
Gain/(loss) on disposal of discontinued operations	74	(29)	38
Operating profit (loss)	61	(21)	81
Interest income (expense), net	(2)	(6)	(28)
Other non-operating (expenses) income, net	—	(2)	4
Profit (loss) before taxes	59	(29)	56
Credit (charge) for taxes, net	(2)	(4)	4
Net Profit/(loss) from discontinuing operations	57	(33)	60

Cash flows from discontinued operations

	Year ended December 31,
	2019	2018	2017
	(US$ millions)
Cash from (used in) operating activities, net	(8)	(38)	(1)
Cash from (used in) investing activities, net	5	8	(25)
Cash from (used in) financing activities, net	7	11	8